Components of Lease Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease cost	$ 3,555	$ 2,875	$ 2,461
Finance lease cost:
Amortization of right-of-use assets	1,800	1,352	980
Interest on lease liabilities	734	501	429
Total finance lease cost	$ 2,534	$ 1,853	$ 1,409